Shareholder Report, Holdings (Details) - Capital Group U.S. Small and Mid Cap ETF	May 31, 2025
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.47%
Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.65%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.01%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%